ACCOUNTS RECEIVABLE, NET - Summary of Accounts receivable and the related allowance for doubtful accounts (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 2,199,949	$ 1,652,243
Less: allowance for accounts receivable	(6,725)	(6,725)
Accounts receivable, net	$ 2,193,224	$ 1,645,518